GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
GENERAL AND ADMINISTRATIVE EXPENSES
Office and administrative	$ 2,921	$ 1,911
Professional fees	2,237	1,702
Regulatory and transfer agent	301	662
Salaries and benefits	5,454	2,932
Total general and administrative expense	$ 10,913	$ 7,207